Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets
Depreciation and amortization in excess of capital cost allowance	CAD 918	CAD (4)
Post-retirement and post-employment benefits expense in excess of cash payments	572	8
Environmental expenditures	75	4
Non-capital losses	62
Other	2	(1)
Total deferred income tax assets	1,629	7
Total deferred income tax assets	1,629	7
Less: current portion	19
Deferred income tax assets, Noncurrent	1,610	7
Deferred income tax liabilities
Regulatory amounts that are not recognized for tax purposes	(153)	(140)
Partnership interest	(41)	(38)
Goodwill	(10)	(21)
Capital cost allowance in excess of depreciation and amortization	(1)	(1,713)
Post-retirement and post-employment benefits expense in excess of cash payments		559
Environmental expenditures		59
Other	(1)
Total deferred income tax liabilities	(206)	(1,294)
Total deferred income tax liabilities	(206)	(1,294)
Less: current portion		19
Deferred income tax liabilities, Noncurrent	CAD (206)	CAD (1,313)